BALANCE SHEETS (USD $)	Sep. 30, 2013	Sep. 30, 2012
Current assets:
Cash		$ 74,841
Total current assets		74,841
Other assets:
Website development costs, net of amortization of $176,180 and $4,632	341,586	502,584
Trademarks	10,560	2,430
Total other assets	352,146	505,014
Total assets	352,146	579,855
Current liabilities:
Related party advances	5,860	27,000
Accrued expenses	1,985
Lines of credit - related parties	525,000	481,660
Total current liabilities	532,845	508,660
Other liabilities:
Long term notes payable, net	573,450	388,371
Total other liabilities	573,450	388,371
Commitments and contingencies
Stockholders' deficit:
Common stock, 800,000,000 shares authorized; 388,825,396 and 404,047,619 shares issued and outstanding	106,952	61,969
Additional paid in capital	4,717
Deficit accumulated during development stage	(865,818)	(379,145)
Total stockholders' deficit	(754,149)	(317,176)
Total liabilities and stockholders' deficit	$ 352,146	$ 579,855